UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II


                          CHAMPLAIN SMALL COMPANY FUND




                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2006









                               INVESTMENT ADVISER:

                       CHAMPLAIN INVESTMENT PARTNERS, LLC

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2006
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ........................................................  1

Top Ten Common Stock Holdings ...............................................  4

Schedule of Investments .....................................................  5

Statement of Assets and Liabilities .........................................  9

Statement of Operations ..................................................... 10

Statement of Changes in Net Assets .......................................... 11

Financial Highlights ........................................................ 12

Notes to Financial Statements ............................................... 13

Disclosure of Fund Expenses ................................................. 19

Shareholder Voting Results .................................................. 21

--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-773-3238; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

January 31, 2006

Dear Shareholders,

For the six month period ending January 31, 2006, your Fund returned 6.23%. This return fell short of the 8.50% return of the Russell 2000 index for the same period.

It is not surprising to us that your Fund lagged during this period. Our investment process bias toward quality and consistent growth has historically lagged during similar periods where low quality and highly cyclical companies have dramatically outperformed. Consistent with this bias, we underperformed the Russell 2000 in the Technology, Materials, Energy and Industrial sectors. More specifically, our lack of exposure to the highly cyclical semiconductors, as well as construction and mining related stocks, explained much of the underperformance.

Because we are loss averse and because we cannot predict the economy, our process shuns business models that are highly cyclical or that face other probable risks (e.g. changes to Medicare reimbursement levels) that can cause cash flow to deviate meaningfully from year to year. Thus, instead of trying to buy and sell around the business cycle or other unmanageable risks, our process calls for us to own companies that we expect to outperform over a 3 to 5-year investment horizon. Indeed, our valuation work considers trend-line or average earnings power over an even longer period of time. This does not mean our holdings are not without risk or will not go down. All companies face various risks, and small cap companies face additional risks. But we certainly prefer to own reliable companies that should deliver superior returns over the long haul -- as Aesop's tortoise beat the hare.

Just as trees don't grow to the sky, the good times for highly cyclical industries typically fade once demand becomes sated or capacity is overbuilt. China has already admitted to overbuilding steel mills, cement plants and property in certain cities. The inventory of new homes for sale in the US is at a 9-year high. Home and condo prices have started to decline in what had been considered can't lose markets by speculators last year. The withdrawal of home equity via refinancing appears to be slowing as credit standards are tightened and interest rates rise. Although we see the table being set for a shift in investor psychology and risk appetites, we don't know when it will happen -- which is exactly why we don't own highly cyclical companies!


Historically though, investors typically begin to rotate away from the cyclicals into the quality dependable growers before the end of the economic cycle. Many of the companies we own should be resistant to slower growth, some might even be countercyclical (e.g. Education Management and Universal Technical Institute). Therefore, as investors begin to shift their focus away from cyclicals, we expect the overall volatility of the market to increase. We also expect your Fund's holdings to produce stronger relative performance when this shift happens.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

Over the last six months, we continued to exercise our sell discipline and eliminated a number of holdings. We reduced the Fund's exposure to real estate activity by selling both CoStar and First Advantage. Both looked fully valued to us. We also scaled back our exposure to natural gas by selling Range Resources and Cabot Oil & Gas while trimming Core Labs. We missed the big January energy rally, yet selling early is typical for us. Having been over-weighted energy earlier in 2005, we are now underweighted the sector. With valuations looking rich, especially for energy service, we would not be surprised to see the sector cool off and digest several years of strong gains. We sold or trimmed back several health care names due to valuation. Advanced Neuromodulation was taken over by St. Jude Medical and GE acquired IDX Systems. We find these kind of world-class companies on the bid side of our holdings to be strong affirmation of our process. Consistent with the small cap nature of your fund, we also sold out several positions that exceeded our self-imposed $3 billion market cap limit. These market cap-related sales included Ceridian, Cerner, HCC Insurance, Teleflex and West Corp. We also sold a number of companies that faced growing fundamental issues or threats; these include ADVO, AGCO, Bank Atlantic, Open Solutions and Sun Communities. We will not hesitate to change our opinion on a company and sell it if we perceive the set of risks has become too great a threat to shareholder capital. We might be too cautious at times, but not losing money is the first rule of wealth creation.

Highlights on the buy side include several new innovative problem solvers in the industrial sector -- Actuant, Brady Corp., ESCO and IDEX. We are particularly enthusiastic about the opportunity for talented management teams to apply technology in this sector to create "game changing" new products and manufacturing processes. We purchased two niche focused and well-managed insurance companies -- Alleghany Corp. and Navigators Group. Navigators' focus on energy and marine risk reminds us of the successful long-term holding HCC in its early years. We came back to an old favorite with Timberland when it became attractively valued. We like the fact that shoes wear out and require replacement on a regular basis. We also started new positions in several established and budding brand fortresses such as WD-40 and Prestige Brands (Little Remedies, Chloraseptic and The Doctor's dental products). As we have not experienced a slowdown in discre-tionary consumer spending in almost 14 years, we don't believe investors are giving these stable business models the appropriate premium valuation they deserve. We added the sports enthusiast outfitter Cabela's, which reminds us of Whole Foods in its early years. As the store base at Cabela's matures, the earnings power for this new holding should become more obvious. In technology, we bought a small position in Faro Corp. as we see tremendous strategic value in their innovative measuring devices that deliver tangible productivity gains to customers. With Cerner now too big for us and IDX taken out, we repurchased a position in Perot Systems given the large opportunity this company has to participate in the imple-

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

mentation of healthcare IT systems. The specialty materials supplier Rogers Corp. seems to be back on track and should begin to benefit from the effort over the past year or so to shift manufacturing to China as well as the introduction of new products. In health care we continued to find a surplus of ideas and remain over-weighted. We added the contact lens maker Cooper Companies after the stock dropped to a compelling valuation level. We also added Gen-Probe, a leading player in the rapidly growing field of molecular diagnostic testing and the lead player in blood screening. Finally, we purchased two well-managed small business-focused banks in the Houston area. In addition to our Asian-American bank holdings, we look for banks such as these two Houston-based lenders that are focused on small businesses in fast growing markets where many of the competing community bankers have been acquired by the large money center banks.

During the past six months, Champlain Investment Partners, LLC celebrated its one-year anniversary. We are truly excited about the future because of our confidence in our investment process. Indeed, your Fund is managed by and our company is built on the investment philosophy that owning a portfolio of quality companies with real potential for consistent and superior long-term earnings growth, coupled with attractive valuations is likely to generate strong absolute and relative investment results -- over time. Please know that we are grateful for the opportunity and privilege to manage a portion of your assets and help you with your long-term financial goals. We look forward to reporting on your Fund's results and our progress in future letters.


Sincerely,



/s/Scott T. Brayman
Scott T. Brayman, CFA


THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
                   TOP TEN COMMON STOCK HOLDINGS* (Unaudited)
--------------------------------------------------------------------------------
               Hain Celestial Group .......................... 2.47%

               AptarGroup .................................... 2.32%

               Regis ......................................... 2.28%

               ABM Industries ................................ 2.24%

               American Medical Systems Holdings ............. 2.13%

               Harte-Hanks ................................... 2.00%

               Lancaster Colony .............................. 1.95%

               Brady, Cl A ................................... 1.87%

               Healthcare Realty Trust ....................... 1.86%

               Education Management .......................... 1.80%
--------------------------------------------------------------------------------
*Percentages based on total investments.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------
Bar Chart Omitted
[Plot points are as follows:]
17.0% Industrials
15.7% Information Technology
15.0% Health Care
12.3% Consumer Discretionary
12.2% Financials
 9.9% Consumer Staples
 8.9% Repurchase Agreement
 4.6% Energy
 4.4% Materials

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK -- 89.8%
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                           -------  -----------
CONSUMER DISCRETIONARY -- 12.1%
   Cabela's, Cl A* ......................................   12,500  $   218,125
   Education Management* ................................   15,600      477,672
   Harte-Hanks ..........................................   18,700      530,706
   Matthews International, Cl A .........................    7,800      291,642
   Prestige Brands Holdings* ............................   23,400      290,862
   Regis ................................................   15,600      604,500
   Sauer-Danfoss ........................................    7,800      162,708
   Timberland, Cl A* ....................................    7,800      272,688
   Universal Technical Institute* .......................   11,600      423,980
                                                                    -----------
                                                                      3,272,883
                                                                    -----------
CONSUMER STAPLES -- 9.8%
   Central Garden and Pet* ..............................    9,400      466,052
   Hain Celestial Group* ................................   28,100      655,011
   Lancaster Colony .....................................   12,500      518,375
   Nu Skin Enterprises, Cl A ............................   15,600      303,576
   Tootsie Roll Industries ..............................   15,600      453,180
   WD-40 ................................................    7,800      244,998
                                                                    -----------
                                                                      2,641,192
                                                                    -----------
ENERGY -- 4.6%
   Comstock Resources* ..................................    7,800      249,600
   Core Laboratories* ...................................    3,100      138,198
   Encore Acquisition* ..................................    4,700      169,905
   Energy Partners* .....................................    6,200      174,034
   Superior Energy Services* ............................    7,800      211,770
   Whiting Petroleum* ...................................    6,200      287,060
                                                                    -----------
                                                                      1,230,567
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                           -------  -----------
FINANCIALS -- 12.0%
   Alleghany* ...........................................    1,600  $   464,400
   Cathay General Bancorp ...............................    6,200      221,402
   CVB Financial ........................................   15,650      257,443
   East West Bancorp ....................................    7,800      287,898
   First Midwest Bancorp ................................    4,700      164,077
   Frontier Financial ...................................    4,700      154,019
   Glacier Bancorp ......................................    4,700      149,366
   Hanmi Financial ......................................    7,600      144,324
   Healthcare Realty Trust ..............................   14,100      494,064
   Independent Bank .....................................    6,200      182,838
   Navigators Group* ....................................    3,100      138,477
   Prosperity Bancshares ................................    5,600      163,128
   RLI ..................................................    4,700      256,855
   Sterling Bancshares ..................................    9,400      157,450
                                                                    -----------
                                                                      3,235,741
                                                                    -----------
HEALTH CARE -- 14.8%
   American Medical Systems Holdings* ...................   25,000      566,500
   Arrow International ..................................    4,700      150,400
   Arthrocare* ..........................................    6,200      277,698
   Bio-Rad Laboratories, Cl A* ..........................    6,200      417,880
   Cooper ...............................................    4,700      260,521
   Diagnostic Products ..................................    4,700      238,760
   Gen-Probe* ...........................................    4,700      237,021
   Greatbatch* ..........................................    9,400      244,776
   Integra LifeSciences Holdings* .......................    7,000      273,000
   Salix Pharmaceuticals* ...............................    7,800      135,642
   Serologicals* ........................................   18,700      418,132
   Sybron Dental Specialties* ...........................    9,400      400,440
   Wright Medical Group* ................................   16,600      370,512
                                                                    -----------
                                                                      3,991,282
                                                                    -----------
INDUSTRIALS -- 16.7%
   ABM Industries .......................................   31,200      596,232
   Actuant, Cl A ........................................    7,000      400,750
   Brady, Cl A ..........................................   12,500      497,125
   CLARCOR ..............................................   11,900      405,552
   CRA International* ...................................    6,900      333,132

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- continued
--------------------------------------------------------------------------------

                                                            SHARES     VALUE
                                                           -------  -----------
INDUSTRIALS -- continued
   ESCO Technologies* ...................................    6,200  $   304,668
   G&K Services, Cl A ...................................    7,800      309,972
   Harsco ...............................................    3,900      308,958
   HEICO, Cl A ..........................................   12,500      254,125
   IDEX .................................................    8,800      404,800
   MSC Industrial Direct, Cl A ..........................    4,300      193,199
   Ritchie Bros. Auctioneers ............................    2,100       94,395
   Schawk ...............................................   11,000      242,000
   Waste Connections* ...................................    4,700      164,218
                                                                    -----------
                                                                      4,509,126
                                                                    -----------
INFORMATION TECHNOLOGY -- 15.5%
   Ansys* ...............................................      700       30,702
   Checkpoint Systems* ..................................    7,300      196,881
   Diebold ..............................................   10,900      426,299
   Euronet Worldwide* ...................................   13,100      422,737
   Factset Research Systems .............................    9,400      374,872
   Faro Technologies* ...................................    7,800      124,254
   FileNET* .............................................   12,500      350,750
   Hyperion Solutions* ..................................   10,900      375,069
   Kronos* ..............................................   10,900      428,370
   Mettler-Toledo International* ........................    6,200      358,918
   MRO Software* ........................................   23,400      358,956
   Perot Systems, Cl A* .................................   15,600      235,092
   RightNow Technologies* ...............................    4,800       76,512
   Rogers* ..............................................    6,200      292,082
   WebEx Communications* ................................    4,700      114,116
                                                                    -----------
                                                                      4,165,610
                                                                    -----------
MATERIALS -- 4.3%
   AptarGroup ...........................................   10,900      615,196
   MacDermid ............................................    9,400      283,410
   Minerals Technologies ................................    4,700      262,589
                                                                    -----------
                                                                      1,161,195
                                                                    -----------
   TOTAL COMMON STOCK
      (Cost $22,414,754) ................................            24,207,596
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 8.7%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT       VALUE
                                                        ----------  ------------
   Morgan Stanley
      4.000%, dated 01/31/06, to be repurchased
      on 02/01/06, repurchase price $2,356,275
      (collateralized by a U.S. Treasury Bond,
      par value $1,947,919, 12.000%, 08/15/13,
      total market value $2,403,145)
      (Cost $2,356,013) ..............................  $2,356,013  $ 2,356,013
                                                                    -----------
   TOTAL INVESTMENTS -- 98.5%
      (Cost $24,770,767)                                            $26,563,609
                                                                    ===========
     Percentages are based on Net Assets of $26,971,383.

  *  Non-Income Producing Security
 Cl  Class

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2006
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

   ASSETS:
   Investments at value (Cost $24,770,767) .......................  $26,563,609
   Cash ..........................................................        7,833
   Receivable for Fund Shares Sold ...............................    2,098,941
   Receivable for Investments Sold ...............................      182,607
   Prepaid Expenses ..............................................        9,227
   Receivable for Dividends and Interest .........................        7,922
   Receivable due from Adviser ...................................        1,212
                                                                    -----------
      TOTAL ASSETS ...............................................   28,871,351
                                                                    -----------
   LIABILITIES:
   Payable for Investment Securities Purchased ...................    1,842,850
   Payable for Fund Shares Redeemed ..............................       10,529
   Administration Fees Payable ...................................        8,493
   Distribution Fees Payable .....................................        4,891
   Trustees' Fees Payable ........................................        2,886
   Accrued Expenses Payable ......................................       30,319
                                                                    -----------
      TOTAL LIABILITIES ..........................................    1,899,968
                                                                    -----------
   NET ASSETS ....................................................  $26,971,383
                                                                    ===========
   NET ASSETS:
   Paid-in-Capital (unlimited authorization -- no par value) .....  $24,901,062
   Distributions in excess of net investment income ..............      (39,703)
   Accumulated net realized gain on investments ..................      317,182
   Net unrealized appreciation on investments ....................    1,792,842
                                                                    -----------
      TOTAL NET ASSETS ...........................................  $26,971,383
                                                                    ===========
   ADVISOR CLASS SHARES:
      Shares Issued and Outstanding
         (Unlimited authorization, no par value) .................    2,314,486
   NET ASSET VALUE, Offering and Redemption Price Per Share ......       $11.65
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                          CHAMPLAIN SMALL
                                                            COMPANY FUND FOR
                                                            THE SIX MONTHS ENDED
                                                            JANUARY 31, 2006
                                                            (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ........................................................   $   82,837
Interest .........................................................       31,440
                                                                     ----------
   TOTAL INVESTMENT INCOME .......................................      114,277
                                                                     ----------
EXPENSES
Investment Advisory Fees .........................................       76,239
Administration Fees ..............................................       42,121
Distribution Fees ................................................       21,177
Trustees' Fees ...................................................        3,940
Transfer Agent Fees ..............................................       22,795
Organizational Costs .............................................       19,070
Legal Fees .......................................................       12,512
Printing Fees ....................................................        9,475
Audit Fees .......................................................        9,367
Registration Fees ................................................        7,927
Custodian Fees ...................................................        6,246
Insurance and other expenses .....................................       12,800
                                                                     ----------
   TOTAL EXPENSES ................................................      243,669
                                                                     ----------
Less: Waiver of investment advisory fees .........................      (76,239)
Reimbursement by investment adviser ..............................      (48,931)
                                                                     ----------
   NET EXPENSES ..................................................      118,499
                                                                     ----------
NET INVESTMENT LOSS ..............................................       (4,222)
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS .................................      587,460
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .............      778,819
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ..................    1,366,279
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $1,362,057
                                                                     ==========


    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                   ENDED        PERIOD
                                                                JANUARY 31,      ENDED
                                                                   2006         JULY 31,
                                                                (UNAUDITED)      2005*
                                                                -----------   -----------
OPERATIONS:

   Net Investment Loss ........................................ $    (4,222)  $   (20,561)
   Net Realized Gain on Investments ...........................     587,460        99,555
   Net Change in Unrealized Appreciation
     on Investments ...........................................     778,819       950,603
                                                                -----------   -----------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ..........................................   1,362,057     1,029,597
                                                                -----------   -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ......................................     (11,498)       (3,422)
   Realized Capital Gains .....................................    (369,833)           --
                                                                -----------   -----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS ........................    (381,331)       (3,422)
                                                                -----------   -----------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................................  15,270,531    10,015,619
   Issued in connection with in-kind transfer .................          --       913,104(1)
   Issued in Lieu of cash distributions .......................     358,914         3,153
   Redeemed ...................................................  (1,436,222)     (160,617)
                                                                -----------   -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS .......................................  14,193,223    10,771,259
                                                                -----------   -----------
     TOTAL INCREASE IN NET ASSETS .............................  15,173,949    11,797,434
                                                                -----------   -----------
NET ASSETS:
   Beginning of Period ........................................  11,797,434            --
   End of Period (including distributions in excess of
     net investment income of $(39,703) and
     $(23,983), respectively. ................................. $26,971,383   $11,797,434
                                                                ===========   ===========
SHARE TRANSACTIONS:
   Issued .....................................................   1,355,577       978,714
   Issued in connection with in-kind transfer .................          --        91,310(1)
   Issued in Lieu of cash distributions .......................      32,366           308
   Redeemed ...................................................    (128,389)      (15,400)
                                                                -----------   -----------
   NET INCREASE FROM
     SHARE TRANSACTIONS .......................................   1,259,554     1,054,932
                                                                ===========   ===========

(1) Represents the value of the securities transferred in-kind on November 30, 2004. Because the transaction was tax-free, the value includes unrealized appreciation on such securities in the amount of $63,420.
  * Commenced operations on November 30, 2004.
Amounts  designated as "--" are either $0 or 0 shares.

    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                                SIX MONTHS
                                                                   ENDED        PERIOD
                                                                JANUARY 31,      ENDED
                                                                   2006        JULY 31,
                                                                (UNAUDITED)      2005*
                                                                -----------   -----------
Net Asset Value, Beginning of Period ..........................   $11.18        $10.00
                                                                  ------        ------
Income from Operations:
   Net Investment Loss(1) .....................................       --         (0.04)
   Net Realized and Unrealized Gain(1) ........................     0.69          1.24
                                                                  ------        ------
Total from Operations .........................................     0.69          1.20
                                                                  ------        ------
Dividends and Distributions:
   Net Investment Income ......................................    (0.01)        (0.02)
   Net Realized Capital Gains .................................    (0.21)           --
                                                                  ------        ------
Total Dividends and Distributions .............................    (0.22)        (0.02)
                                                                  ------        ------
Net Asset Value, End of Period ................................   $11.65        $11.18
                                                                  ======        ======
TOTAL RETURN+ .................................................     6.23%***     11.98%***
                                                                  ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .........................  $26,971       $11,797
Ratio of Expenses to Average Net Assets .......................     1.40%**       1.40%**
Ratio of Expenses to Average Net Assets (without waivers
   and reimbursements) ........................................     2.87%**       5.95%**
Ratio of Net Investment Loss to Average Net Assets ............    (0.05)%**     (0.53)%**
Portfolio Turnover Rate .......................................    46.67%***     44.04%***++

  + Total return would have been lower had certain expenses not been waived and/or reimbursed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 ++  Excludes effect of in-kind transfer.
  *  Commenced operations on November 30, 2004.
 **  Annualized.
***  Not annualized.
(1) Per share net investment income/(loss) and net realized and unrealized gain/(loss) calculated using average shares.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1. Organization:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with nine funds. The financial statements herein are those of the Champlain Small Company Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

     remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on November 30, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of January 31, 2006, the offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of $75,198 for the first year, plus $15,000 for each additional class of shares. For subsequent years, the fee is equal to the higher of $100,000, plus $15,000 for each additional class of shares, or 0.10% of the first $250 million, 0.08% of the next $250 million and 0.06% of any amount above $500 million of the Fund's average daily net assets. For the six months ended January 31, 2006, the Fund paid the Administrator 0.50% of average daily net assets.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Fund has adopted the Distribution Plan (the "Plan") for the Advisor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to the Advisor Class
Shares as compensation for distribution services. For the six months ended January 31, 2006, the Fund paid out $21,177 as compensation for distribution services.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Champlain Investment Partners, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.40% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.40% for the Advisor Shares to recapture any of its prior waivers or reimbursements. At January 31, 2006, the amount the Adviser may seek as reimbursement of previously waived and reimbursed fees for the Fund was $302,338.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. 6. Investment Transactions:

6. INVESTMENT TRANSACTIONS:

For the six months ended January 31, 2006, the Fund made purchases of $19,384,894 and sales of $7,348,964 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government or short-term securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book-tax differences, if any, are not included in ending undistributed net investment income/(loss) for the purposes of calculating net investment income/(loss) per share in the financial highlights.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

The tax character of dividends and distributions declared and paid during the period ended July 31, 2005 was as follows:

                                            ORDINARY
                                             INCOME
                                            --------
                           2005              $3,422

As of July 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income              $  113,329
Unrealized Appreciation                     1,011,616
Other Temporary Differences                   (35,350)
                                           ----------
Total Distributable Earnings               $1,089,595
                                           ==========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2006 were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS
       FEDERAL          UNREALIZED           UNREALIZED         NET UNREALIZED
      TAX COST         APPRECIATION         DEPRECIATION         APPRECIATION
   ---------------  -------------------  -------------------   ----------------
     $24,770,767        $1,981,219           $(188,377)           $1,792,842

8. IN-KIND TRANSFERS:

On November 30, 2004, the Fund commenced operations as a result of the contribution in-kind of investment securities from a separately managed account managed by the Adviser. As a result of the transfer, the securities were exchanged tax-free for 91,310 shares of the Fund valued at $913,104, which included unrealized appreciation of $63,420.

9. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. OTHER:

At January 31, 2006, 51.35% of the total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended July 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal year ended July 31, 2005, neither the Trust, its funds, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's previous auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's previous independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended July 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal year ended July 31, 2005 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal year ended July 31, 2005, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                          BEGINNING         ENDING                     EXPENSE
                           ACCOUNT          ACCOUNT      ANNUALIZED      PAID
                            VALUE            VALUE        EXPENSE      DURING
                           08/01/05         01/31/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
CHAMPLAIN SMALL COMPANY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN   $1,000.00        $1,062.30        1.40%       $7.27
HYPOTHETICAL 5% RETURN     1,000.00         1,018.15        1.40         7.12
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHAREHOLDER VOTING RESULTS (Unaudited)
--------------------------------------------------------------------------------
At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund II voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                              NUMBER OF          % OF SHARES       % OF SHARES
                               SHARES            OUTSTANDING          PRESENT
                          ---------------        -----------       -----------
   ROBERT A. NESHER
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           1.700%              0.018%
   Total                  316,500,924.580          95.736%                100%


   WILLIAM M. DORAN
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           0.017%              0.018%
   Total                  316,500,924.580          95.736%                100%


   JOHN T. COONEY
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           0.017%              0.018%
   Total                  316,500,924.580          95.736%                100%


   ROBERT A. PATTERSON
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,433.000           0.017%              0.018%
   Total                  316,500,924.580          95.736%                100%


   EUGENE B. PETERS
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           0.017%              0.018%
   Total                  316,500,924.580          95.736%                100%


   JAMES M. STOREY
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           0.017%              0.018%
   Total                  316,500,924.580          95.736%                100%


   GEORGE J. SULLIVAN
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           0.017%              0.018%
   Total                  316,500,924.580          95.736%                100%


   BETTY L. KRIKORIAN
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           0.017%              0.018%
   Total                  316,500,924.580          95.736%                100%


   CHARLES E. CARLBOM
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           0.017%              0.018%
   Total                  316,500,924.580          95.736%                100%


   MITCHELL A. JOHNSON
   Affirmative            316,442,481.580          95.719%             99.982%
   Withheld                    58,443.000           0.170%              0.018%
   Total                  316,500,924.580          95.736%                100%

                                      NOTES

                                      NOTES

                                      NOTES

                           CHAMPLAIN SMALL COMPANY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  866-773-3238

                                    ADVISER:
                       Champlain Investment Partners, LLC
                               346 Shelburne Road
                            Burlington, Vermont 05401

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

          This information must be preceded or accompanied by a current prospectus for the Fund.

CSC-SA-001-0200

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrants' Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ James F. Volk
                                              --------------------------------
                                              James F. Volk, President

Date March 30, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -----------------------
                                              James F. Volk, President

Date March 30, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              --------------------------
                                              Michael Lawson, Controller and CFO

Date March 30, 2006
* Print the name and title of each signing officer under his or her signature.